CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2012		8,479	103,255,409
Balance, value at Dec. 31, 2012	$ 1,323,039	$ 0	$ 10	$ 547,377	$ 659,547	$ (558)	$ 1,206,376	$ 116,663
Net (loss)/income	(105,291)				(109,063)		(109,063)	3,772
Total other comprehensive (loss)/income	(10,614)					(10,614)	(10,614)
Navios Logistics acquisition of noncontrolling interest (Note 21)	(750)			(50)			(50)	(700)
Contribution from noncontrolling shareholders	3,905							3,905
Stock-based compensation expenses, value (Note 16)	5,451			5,451			5,451
Stock-based compensation expenses, shares (Note 16)			1,031,456
Cancellation of shares (Note 16)			(25,836)
Dividends declared/paid	(26,405)				(26,405)		(26,405)
Balance, shares at Dec. 31, 2013		8,479	104,261,029
Balance, value at Dec. 31, 2013	1,189,335	$ 0	$ 10	552,778	524,079	(11,172)	1,065,695	123,640
Net (loss)/income	(62,064)				(56,203)		(56,203)	(5,861)
Total other comprehensive (loss)/income	10,594					10,594	10,594
Issuance of preferred stock, net of expenses (Note 16), values	163,602			163,602			163,602
Issuance of preferred stock, net of expenses (Note 16), shares		68,000
Conversion of preferred stock to common stock (Note 16), values	1		$ 1				1
Conversion of preferred stock to common stock (Note 16), shares		(1,410)
Conversion of preferred stock to common stock (Note 16), shares			1,410,000
Contribution from noncontrolling shareholders	3,484							3,484
Acquisition of noncontrolling interest (Note 21)	(10,889)			(3,173)			(3,173)	(7,716)
Stock-based compensation expenses, value (Note 16)	8,258			8,258			8,258
Stock-based compensation expenses, shares (Note 16)			184,937
Cancellation of shares (Note 16)			(24,248)
Dividends declared/paid	(35,811)				(35,811)		(35,811)
Balance, shares at Dec. 31, 2014		75,069	105,831,718
Balance, value at Dec. 31, 2014	1,266,510	$ 0	$ 11	721,465	432,065	(578)	1,152,963	113,547
Net (loss)/income	(126,067)				(134,112)		(134,112)	8,045
Total other comprehensive (loss)/income	133					133	133
Conversion of preferred stock to common stock (Note 16), shares		(1,134)
Conversion of preferred stock to common stock (Note 16), shares			1,134,000
Stock-based compensation expenses, value (Note 16)	5,578			5,578			5,578
Stock-based compensation expenses, shares (Note 16)			3,711,678
Cancellation of shares (Note 16)			(9,319)
Acquisition of treasury stock, value (Note 16)	(252)			(252)			(252)
Acquisition of treasury stock, shares (Note 16)			(199,324)
Dividends declared/paid	(35,350)				(35,350)		(35,350)
Balance, shares at Dec. 31, 2015		73,935	110,468,753
Balance, value at Dec. 31, 2015	$ 1,110,552	$ 0	$ 11	$ 726,791	$ 262,603	$ (445)	$ 988,960	$ 121,592